Financial Instruments - Hedging reserve rollforward (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Taxes due to changes in reserves during the period	$ 871	$ (391)	$ (293)
Hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	431
Balances at the end of the period	2,890	$ 431
Hedging reserve [member] | Foreign currency risk [member] | Purchase of stock [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	82
Hedging reserve [member] | Foreign currency risk [member] | Other stock [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	(626)
Hedging reserve [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	2,991
Taxes due to changes in reserves during the period	$ 12